UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494

                             The Gabelli Asset Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                             THE GABELLI ASSET FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2008

TO OUR SHAREHOLDERS,

     During the second quarter of 2008, The Gabelli Asset Fund's (the "Fund") net asset value ("NAV") per share declined 1.3%, while the Standard & Poor's ("S&P") 500 Index was down 2.7% and the Dow Jones Industrial Average decreased 6.8%. For the six month period ended June 30, 2008, the Fund was down 11.0% versus declines of 11.9% and 13.3% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                                                        Since
                                          Year to                                                                     Inception
                              Quarter       Date       1 Year    3 Year    5 Year    10 Year    15 Year    20 Year     (3/3/86)
                              -------     -------     -------    ------    ------    -------    -------    -------    ---------
GABELLI ASSET FUND
   CLASS AAA...............     (1.33)%    (10.96)%   (10.74)%     7.69%    11.57%      7.73%     11.55%     12.12%       13.23%
S&P 500 Index..............     (2.72)     (11.90)    (13.11)      4.40      7.58       2.88       9.21      10.43        10.60
Dow Jones Industrial
   Average.................     (6.84)     (13.29)    (13.27)      5.81      7.23       4.54      10.48      11.45        11.71
Nasdaq Composite Index.....      0.61      (13.55)    (11.92)      3.69      7.16       1.93       8.19       9.20         8.65
Class A....................     (1.34)     (10.97)    (10.73)      7.69     11.57       7.73      11.55      12.12        13.23
                                (7.01)(b)  (16.09)(b) (15.87)(b)   5.59(b)  10.25(b)    7.09(b)   11.11(b)   11.79(b)     12.91(b)
Class B....................     (1.52)     (11.33)    (11.49)      6.85     10.81       7.36      11.29      11.93        13.05
                                (6.45)(c)  (15.77)(c) (15.92)(c)   5.97(c)  10.54(c)    7.36      11.29      11.93        13.05
Class C....................     (1.51)     (11.28)    (11.39)      6.89     10.82       7.37      11.30      11.93        13.06
                                (2.49)(d)  (12.16)(d) (12.27)(d)   6.89     10.82       7.37      11.30      11.93        13.06
Class I....................     (1.27)     (10.84)    (10.62)      7.74     11.60       7.74      11.56      12.13        13.23

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.36%, 1.36%, 2.11%, 2.11%, AND 1.11%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008 through June 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning        Ending     Annualized    Expenses
                        Account Value  Account Value    Expense   Paid During
                           01/01/08       06/30/08       Ratio      Period*
                        -------------  -------------  ----------  -----------
THE GABELLI ASSET FUND
ACTUAL FUND RETURN
Class AAA                 $1,000.00      $  890.40       1.36%       $ 6.39
Class A                   $1,000.00      $  890.30       1.36%       $ 6.39
Class B                   $1,000.00      $  886.70       2.11%       $ 9.90
Class C                   $1,000.00      $  887.20       2.11%       $ 9.90
Class I**                 $1,000.00      $  891.60       1.11%       $ 4.93
HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00      $1,018.10       1.36%       $ 6.82
Class A                   $1,000.00      $1,018.10       1.36%       $ 6.82
Class B                   $1,000.00      $1,014.37       2.11%       $10.57
Class C                   $1,000.00      $1,014.37       2.11%       $10.57
Class I                   $1,000.00      $1,019.34       1.11%       $ 5.57

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios for the Actual Fund Return are calculated from January 11, 2008 through June 30, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

THE GABELLI ASSET FUND
Food and Beverage ...............................    13.0%
Energy and Utilities ............................     9.7%
Equipment and Supplies ..........................     7.5%
Financial Services ..............................     6.2%
Diversified Industrial ..........................     5.4%
Cable and Satellite .............................     5.3%
Entertainment ...................................     4.9%
Telecommunications ..............................     4.6%
Consumer Products ...............................     4.3%
Publishing ......................................     3.7%
U.S. Government Obligations .....................     3.5%
Health Care .....................................     3.4%
Machinery .......................................     3.2%
Automotive: Parts and Accessories ...............     2.3%
Aviation: Parts and Services ....................     2.2%
Metals and Mining ...............................     2.1%
Business Services ...............................     1.9%
Retail ..........................................     1.8%
Hotels and Gaming ...............................     1.6%
Specialty Chemicals .............................     1.6%
Automotive ......................................     1.4%
Agriculture .....................................     1.4%
Environmental Services ..........................     1.3%
Communications Equipment ........................     1.3%
Electronics .....................................     1.2%
Broadcasting ....................................     1.0%
Aerospace .......................................     1.0%
Consumer Services ...............................     0.9%
Wireless Communications .........................     0.8%
Computer Software and Services ..................     0.7%
Real Estate .....................................     0.5%
Transportation ..................................     0.5%
Manufactured Housing and Recreational Vehicles...     0.2%
Closed-End Funds ................................     0.1%
Computer Hardware ...............................     0.0%
Other Assets and Liabilities (Net) ..............    (0.5)%
                                                    -----
                                                    100.0%
                                                    =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS -- 96.9%
              AEROSPACE -- 1.0%
     77,000   Boeing Co. ...........................................   $    3,003,024   $    5,060,440
    100,000   Herley Industries Inc.+ ..............................        1,509,337        1,328,000
     12,000   Lockheed Martin Corp. ................................          354,600        1,183,920
     67,845   Northrop Grumman Corp. ...............................        4,113,224        4,538,831
  2,050,000   Rolls-Royce Group plc+ ...............................       15,200,621       13,944,325
181,888,000   Rolls-Royce Group plc, Cl. B .........................          361,269          362,290
                                                                       --------------   --------------
                                                                           24,542,075       26,417,806
                                                                       --------------   --------------
              AGRICULTURE -- 1.4%
    600,000   Archer-Daniels-Midland Co. ...........................        8,061,248       20,250,000
     85,058   Monsanto Co. .........................................          818,413       10,754,733
      3,000   Potash Corp. of Saskatchewan Inc. ....................           41,184          685,710
     36,000   The Mosaic Co.+ ......................................          607,794        5,209,200
                                                                       --------------   --------------
                                                                            9,528,639       36,899,643
                                                                       --------------   --------------
              AUTOMOTIVE -- 1.4%
    240,000   General Motors Corp. .................................        6,445,481        2,760,000
    400,000   Navistar International Corp.+ ........................        7,339,853       26,328,000
    101,250   PACCAR Inc. ..........................................          522,021        4,235,287
     19,000   Volkswagen AG ........................................          807,123        5,482,760
                                                                       --------------   --------------
                                                                           15,114,478       38,806,047
                                                                       --------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
    192,000   BorgWarner Inc. ......................................        1,888,822        8,520,960
    240,000   CLARCOR Inc. .........................................        1,718,044        8,424,000
    260,000   Earl Scheib Inc.+ ....................................        1,603,290          773,500
    500,000   Genuine Parts Co. ....................................       12,128,320       19,840,000
    410,000   Johnson Controls Inc. ................................        3,722,816       11,758,800
    175,000   Midas Inc.+ ..........................................        2,332,651        2,362,500
    290,000   Modine Manufacturing Co. .............................        6,749,742        3,587,300
    110,000   O'Reilly Automotive Inc.+ ............................        2,856,681        2,458,500
    120,000   Proliance International Inc.+ ........................          767,190          114,000
    270,000   Standard Motor Products Inc. .........................        3,321,605        2,203,200
    105,000   Superior Industries International Inc. ...............        2,466,656        1,772,400
     30,000   Tenneco Inc.+ ........................................          132,744          405,900
                                                                       --------------   --------------
                                                                           39,688,561       62,221,060
                                                                       --------------   --------------
              AVIATION: PARTS AND SERVICES -- 2.2%
    484,000   Curtiss-Wright Corp. .................................        3,280,977       21,654,160
    570,000   GenCorp Inc.+ ........................................        2,079,772        4,081,200
    110,000   Kaman Corp. ..........................................        1,534,270        2,503,600
    300,000   Precision Castparts Corp. ............................        3,611,939       28,911,000
    260,000   The Fairchild Corp., Cl. A+ ..........................        1,167,129          548,600
                                                                       --------------   --------------
                                                                           11,674,087       57,698,560
                                                                       --------------   --------------
              BROADCASTING -- 1.0%
    400,000   CBS Corp., Cl. A .....................................        7,019,670        7,792,000
     50,000   CBS Corp., Cl. B .....................................        1,257,800          974,500

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
     36,000   Citadel Broadcasting Corp. ...........................   $       88,955   $       43,920
     10,000   Cogeco Inc. ..........................................          194,764          304,011
     26,666   Corus Entertainment Inc., Cl. B, New York ............           43,320          477,321
     13,334   Corus Entertainment Inc., Cl. B, Toronto .............           21,662          237,860
    100,500   Fisher Communications Inc.+ ..........................        5,051,584        3,461,220
        843   Granite Broadcasting Corp.+ ..........................           69,109            5,488
    340,000   Gray Television Inc. .................................        3,676,794          975,800
      8,000   Gray Television Inc., Cl. A ..........................           76,930           36,000
    230,000   Liberty Media Corp. - Capital, Cl. A+ ................          732,557        3,312,000
    510,000   Lin TV Corp., Cl. A+ .................................        8,075,840        3,039,600
     40,000   Sinclair Broadcast Group Inc., Cl. A .................          358,285          304,000
    400,000   Television Broadcasts Ltd. ...........................        1,815,551        2,308,506
    200,000   Tokyo Broadcasting System Inc. .......................        6,057,174        3,795,263
    270,000   Young Broadcasting Inc., Cl. A+ ......................        2,216,708           37,800
                                                                       --------------   --------------
                                                                           36,756,703       27,105,289
                                                                       --------------   --------------
              BUSINESS SERVICES -- 1.9%
     25,851   ACCO Brands Corp.+ ...................................          152,168          290,307
    470,000   ChoicePoint Inc.+ ....................................       21,189,725       22,654,000
     32,000   Clear Channel Outdoor Holdings Inc., Cl. A+ ..........          667,286          570,560
    195,000   Ecolab Inc. ..........................................        1,837,428        8,383,050
     10,000   Imation Corp. ........................................          203,344          229,200
     65,000   Landauer Inc. ........................................          402,818        3,655,600
     21,500   MasterCard Inc., Cl. A ...............................          838,500        5,708,680
    105,000   Monster Worldwide Inc.+ ..............................        2,589,893        2,164,050
     30,000   Nashua Corp.+ ........................................          297,230          300,000
      4,000   The Brink's Co. ......................................          230,429          261,680
    660,000   The Interpublic Group of Companies Inc.+ .............        6,542,519        5,676,000
     12,000   Visa Inc., Cl. A+ ....................................          528,000          975,720
                                                                       --------------   --------------
                                                                           35,479,340       50,868,847
                                                                       --------------   --------------
              CABLE AND SATELLITE -- 5.3%
  2,000,000   Cablevision Systems Corp., Cl. A+ ....................        5,941,308       45,200,000
    208,000   Comcast Corp., Cl. A .................................        3,373,231        3,945,760
     52,000   Comcast Corp., Cl. A, Special ........................          265,600          975,520
    190,000   DISH Network Corp., Cl. A+ ...........................        5,177,634        5,563,200
     37,540   EchoStar Corp., Cl. A+ ...............................        1,122,178        1,171,999
    320,096   Liberty Global Inc., Cl. A+ ..........................        3,187,437       10,060,617
    260,000   Liberty Global Inc., Cl. C+ ..........................        2,801,037        7,893,600
  1,150,000   Rogers Communications Inc., Cl. B, New York ..........        6,170,739       44,459,000

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              CABLE AND SATELLITE (CONTINUED)
     50,000   Rogers Communications Inc., Cl. B, Toronto ...........   $      229,821   $    1,939,786
    120,000   Shaw Communications Inc., Cl. B ......................          164,952        2,450,133
    160,000   Shaw Communications Inc., Cl. B, Non-Voting ..........          312,647        3,257,600
    600,000   The DIRECTV Group Inc.+ ..............................       13,607,653       15,546,000
     10,000   Time Warner Cable Inc., Cl. A+ .......................          266,305          264,800
                                                                       --------------   --------------
                                                                           42,620,542      142,728,015
                                                                       --------------   --------------
              CLOSED-END FUNDS -- 0.1%
     79,920   Royce Value Trust Inc. ...............................          975,443        1,253,146
                                                                       --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 1.2%
     55,000   Alcatel-Lucent, ADR+ .................................          560,623          332,200
    565,000   Corning Inc. .........................................        4,174,676       13,023,250
    240,000   Motorola Inc. ........................................        2,546,729        1,761,600
     90,000   Nortel Networks Corp., New York+ .....................        2,057,462          739,800
     93,041   Nortel Networks Corp., Toronto+ ......................        2,913,668          761,883
    390,000   Thomas & Betts Corp.+ ................................        7,650,700       14,761,500
                                                                       --------------   --------------
                                                                           19,903,858       31,380,233
                                                                       --------------   --------------
              COMPUTER HARDWARE -- 0.0%
      1,000   Wincor Nixdorf AG ....................................           77,875           69,622
                                                                       --------------   --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
    210,000   Diebold Inc. .........................................        7,909,369        7,471,800
      1,600   eBay Inc.+ ...........................................           24,652           43,728
     40,000   Jupitermedia Corp.+ ..................................          175,878           56,000
    100,000   Metavante Technologies Inc.+ .........................        2,236,797        2,262,000
     50,000   NCR Corp.+ ...........................................        1,275,073        1,260,000
     40,000   Rockwell Automation Inc. .............................        1,986,379        1,749,200
     26,026   Telecom Italia Media SpA+ ............................           26,184            3,995
    275,000   Yahoo! Inc.+ .........................................        8,871,380        5,681,500
                                                                       --------------   --------------
                                                                           22,505,712       18,528,223
                                                                       --------------   --------------
              CONSUMER PRODUCTS -- 4.3%
     49,000   Alberto-Culver Co. ...................................        1,097,704        1,287,230
     12,000   Altria Group Inc. ....................................           82,225          246,720
     10,000   Avon Products Inc. ...................................          275,840          360,200
     11,000   Christian Dior SA ....................................          307,335        1,134,396
    280,000   Church & Dwight Co. Inc. .............................        1,838,465       15,778,000
     30,000   Clorox Co. ...........................................        1,664,894        1,566,000
     17,000   Colgate-Palmolive Co. ................................          901,179        1,174,700
    100,000   Eastman Kodak Co. ....................................        1,786,216        1,443,000
    268,000   Energizer Holdings Inc.+ .............................        4,926,201       19,588,120
    108,000   Fortune Brands Inc. ..................................        2,338,089        6,740,280

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
      3,000   Givaudan SA ..........................................   $    1,028,013   $    2,681,220
     35,000   Harley-Davidson Inc. .................................           88,156        1,269,100
     40,000   Lenox Group Inc.+ ....................................          405,406           10,400
     80,000   Mattel Inc. ..........................................        1,444,000        1,369,600
     36,000   National Presto Industries Inc. ......................        1,152,992        2,310,480
     12,000   Philip Morris International Inc. .....................          191,858          592,680
    520,000   Procter & Gamble Co. .................................       17,588,062       31,621,200
     50,000   Reckitt Benckiser Group plc ..........................        1,570,345        2,534,608
    120,000   Sally Beauty Holdings Inc.+ ..........................          980,508          775,200
     60,000   Svenska Cellulosa AB, Cl. B ..........................          864,557          849,322
  1,000,000   Swedish Match AB .....................................       10,327,823       20,506,604
     10,000   Syratech Corp.+ ......................................            2,000              200
     42,000   Wolverine World Wide Inc. ............................          390,645        1,120,140
                                                                       --------------   --------------
                                                                           51,252,513      114,959,400
                                                                       --------------   --------------
              CONSUMER SERVICES -- 0.9%
    350,000   IAC/InterActiveCorp+ .................................        4,046,555        6,748,000
    560,000   Liberty Media Corp. - Interactive, Cl. A+ ............        3,352,351        8,265,600
        500   Priceline.com Inc.+ ..................................           34,467           57,730
    650,000   Rollins Inc. .........................................        3,375,689        9,633,000
                                                                       --------------   --------------
                                                                           10,809,062       24,704,330
                                                                       --------------   --------------
              DIVERSIFIED INDUSTRIAL -- 5.4%
     34,000   Acuity Brands Inc. ...................................          401,268        1,634,720
      5,000   Anixter International Inc.+ ..........................           45,044          297,450
     75,403   Contax Participacoes SA, ADR .........................           30,974          108,565
    490,000   Cooper Industries Ltd., Cl. A ........................       12,041,804       19,355,000
    450,000   Crane Co. ............................................        7,844,551       17,338,500
    110,000   Gardner Denver Inc.+ .................................          901,088        6,248,000
    412,000   Greif Inc., Cl. A ....................................        4,864,205       26,380,360
    425,000   Honeywell International Inc. .........................       13,849,486       21,369,000
    580,000   ITT Corp. ............................................        9,175,073       36,731,400
    152,000   Katy Industries Inc.+ ................................        1,233,425          296,400
    200,000   Magnetek Inc.+ .......................................          943,176          846,000
    240,000   Myers Industries Inc. ................................        1,460,520        1,956,000
     52,000   Pentair Inc. .........................................          762,065        1,821,040
     53,333   Smiths Group plc .....................................          880,170        1,153,663
    110,000   Trinity Industries Inc. ..............................          916,097        3,815,900
    165,000   Tyco International Ltd. ..............................        7,550,154        6,606,600
                                                                       --------------   --------------
                                                                           62,899,100      145,958,598
                                                                       --------------   --------------
              ELECTRONICS -- 1.2%
      9,600   Chemring Group plc ...................................          125,113          452,417
      3,000   Hitachi Ltd., ADR ....................................          172,200          215,040
    120,000   Intel Corp. ..........................................        2,567,140        2,577,600
     13,000   Kyocera Corp., ADR ...................................          448,063        1,222,650

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
    400,000   LSI Corp.+ ...........................................   $    2,712,845   $    2,456,000
     22,000   Molex Inc., Cl. A ....................................          609,932          504,020
     46,000   Samsung Electronics Co. Ltd., GDR (a) ................        8,616,601       13,742,173
      4,000   Samsung Electronics Co. Ltd., OTC, GDR (a) ...........        1,439,399        1,179,000
     50,000   Sony Corp., ADR ......................................        1,556,873        2,187,000
    205,000   Texas Instruments Inc. ...............................        5,187,155        5,772,800
     75,000   Tyco Electronics Ltd. ................................        2,485,070        2,686,500
                                                                       --------------   --------------
                                                                           25,920,391       32,995,200
                                                                       --------------   --------------
              ENERGY AND UTILITIES -- 9.7%
     30,000   AGL Resources Inc. ...................................          503,625        1,037,400
    140,000   Allegheny Energy Inc. ................................        1,418,678        7,015,400
  1,800,000   Aquila Inc.+ .........................................        7,327,573        6,786,000
    250,000   BP plc, ADR ..........................................        7,151,966       17,392,500
      4,000   Cameron International Corp.+ .........................           69,450          221,400
     25,000   CH Energy Group Inc. .................................        1,040,745          889,250
    352,000   Chevron Corp. ........................................       13,515,000       34,893,760
    355,000   ConocoPhillips .......................................       10,144,011       33,508,450
     18,000   Constellation Energy Group Inc. ......................          436,827        1,477,800
    122,000   Devon Energy Corp. ...................................        1,673,036       14,659,520
      2,000   Diamond Offshore Drilling Inc. .......................          234,464          278,280
    120,000   DPL Inc. .............................................        2,716,196        3,165,600
     20,000   DTE Energy Co. .......................................          832,127          848,800
    170,000   Duke Energy Corp. ....................................        1,922,357        2,954,600
     25,000   Edison International .................................          425,000        1,284,500
    330,000   El Paso Corp. ........................................        2,738,857        7,174,200
    250,000   El Paso Electric Co.+ ................................        3,092,863        4,950,000
    150,000   Energy East Corp. ....................................        3,072,446        3,708,000
    105,000   EOG Resources Inc. ...................................          480,874       13,776,000
    330,000   Exxon Mobil Corp. ....................................        8,011,545       29,082,900
     15,000   FPL Group Inc. .......................................          689,035          983,700
    220,000   Halliburton Co. ......................................        6,847,344       11,675,400
          0   Mirant Corp.+ (b) ....................................                0                0
    130,000   Mirant Corp., Escrow+ (b) ............................                0                0
      1,000   Niko Resources Ltd. ..................................           57,456           95,852
     22,086   NiSource Inc. ........................................          475,953          395,781
    180,000   Northeast Utilities ..................................        3,429,763        4,595,400
     30,000   NSTAR ................................................          936,244        1,014,600
     45,000   Oceaneering International Inc.+ ......................        1,944,964        3,467,250
        500   PetroChina Co. Ltd., ADR .............................           30,266           64,430
      4,000   Petroleo Brasileiro SA, ADR ..........................          257,741          283,320
    100,000   Progress Energy Inc., CVO+ (b) .......................           52,000           33,000
    230,000   Rowan Companies Inc. .................................        8,715,947       10,752,500

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
     50,000   Royal Dutch Shell plc, Cl. A, ADR ....................   $    2,980,580   $    4,085,500
    118,000   SJW Corp. ............................................        1,872,429        3,115,200
    260,000   Southwest Gas Corp. ..................................        4,582,147        7,729,800
    350,000   Spectra Energy Corp. .................................        7,673,046       10,059,000
    110,000   The AES Corp.+ .......................................          434,151        2,113,100
     50,000   Transocean Inc.+ .....................................        4,024,163        7,619,500
     16,666   UIL Holdings Corp. ...................................          426,371          490,147
    148,000   Weatherford International Ltd.+ ......................        3,301,489        7,339,320
                                                                       --------------   --------------
                                                                          115,538,729      261,017,160
                                                                       --------------   --------------
              ENTERTAINMENT -- 4.9%
      8,010   Chestnut Hill Ventures+ (b) ..........................          218,000          225,481
    749,000   Discovery Holding Co., Cl. A+ ........................        6,481,280       16,448,040
     45,000   DreamWorks Animation SKG Inc., Cl. A+ ................        1,084,168        1,341,450
    740,000   Grupo Televisa SA, ADR ...............................        7,693,671       17,478,800
  1,050,000   Liberty Media Corp. - Entertainment, Cl. A+ ..........        7,356,127       25,441,500
     65,276   Macrovision Solutions Corp.+ .........................        1,086,844          976,529
      3,000   Nintendo Co. Ltd. ....................................          931,854        1,692,329
    350,000   Rank Group plc .......................................        2,330,837          559,456
     20,000   Regal Entertainment Group, Cl. A .....................          283,108          305,600
     75,000   Six Flags Inc.+ ......................................          320,469           86,250
    170,000   The Walt Disney Co. ..................................        3,225,581        5,304,000
  1,630,000   Time Warner Inc. .....................................       21,776,472       24,124,000
    100,000   Triple Crown Media Inc.+ .............................          642,789           47,000
    518,100   Viacom Inc., Cl. A+ ..................................       16,109,582       15,859,041
    550,000   Vivendi ..............................................       11,538,712       20,869,415
     50,000   World Wrestling Entertainment Inc., Cl. A ............          488,064          773,500
                                                                       --------------   --------------
                                                                           81,567,558      131,532,391
                                                                       --------------   --------------
              ENVIRONMENTAL SERVICES -- 1.3%
    310,000   Allied Waste Industries Inc.+ ........................        2,907,470        3,912,200
    450,000   Republic Services Inc. ...............................        3,560,581       13,365,000
    500,000   Waste Management Inc. ................................       10,415,537       18,855,000
                                                                       --------------   --------------
                                                                           16,883,588       36,132,200
                                                                       --------------   --------------
              EQUIPMENT AND SUPPLIES -- 7.5%
    699,000   AMETEK Inc. ..........................................        2,714,419       33,006,780
      6,000   Amphenol Corp., Cl. A ................................           23,163          269,280
    104,000   CIRCOR International Inc. ............................          915,444        5,094,960
    150,000   Crown Holdings Inc.+ .................................          676,245        3,898,500
    170,000   CTS Corp. ............................................          979,008        1,708,500
      4,000   Danaher Corp. ........................................           70,641          309,200
    380,000   Donaldson Co. Inc. ...................................        1,470,210       16,963,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
     20,000   Fedders Corp.+ .......................................   $       32,624   $          140
    400,000   Flowserve Corp. ......................................        6,320,445       54,680,000
    200,000   Gerber Scientific Inc.+ ..............................        1,964,548        2,276,000
    210,000   GrafTech International Ltd.+ .........................        2,229,118        5,634,300
    780,000   IDEX Corp. ...........................................        2,958,676       28,735,200
     24,000   Ingersoll-Rand Co. Ltd., Cl. A .......................          484,440          898,320
    175,000   Interpump Group SpA ..................................          687,765        1,642,158
    200,000   Lufkin Industries Inc. ...............................        1,810,811       16,656,000
     64,900   Met-Pro Corp. ........................................          336,900          866,415
     18,524   Mueller Water Products Inc., Cl. B ...................          246,018          158,195
     20,000   Sealed Air Corp. .....................................          168,679          380,200
    140,000   Tenaris SA, ADR ......................................        6,581,987       10,430,000
     70,000   The Manitowoc Co. Inc. ...............................          127,596        2,277,100
    120,000   The Weir Group plc ...................................          504,947        2,242,007
     29,000   Valmont Industries Inc. ..............................          232,196        3,024,410
    380,000   Watts Water Technologies Inc., Cl. A .................        4,456,404        9,462,000
                                                                       --------------   --------------
                                                                           35,992,284      200,612,865
                                                                       --------------   --------------
              FINANCIAL SERVICES -- 6.2%
     15,810   Alleghany Corp.+ .....................................        2,688,224        5,249,711
    430,000   American Express Co. .................................       10,165,450       16,198,100
    120,000   American International Group Inc. ....................        6,698,873        3,175,200
     50,000   Ameriprise Financial Inc. ............................        1,425,156        2,033,500
     32,000   Argo Group International Holdings Ltd.+ ..............        1,167,431        1,073,920
     30,000   Bank of America Corp. ................................        1,073,107          716,100
        218   Berkshire Hathaway Inc., Cl. A+ ......................          849,349       26,323,500
     75,500   BKF Capital Group Inc.+ ..............................          582,111          169,875
      8,000   Calamos Asset Management Inc., Cl. A .................          144,130          136,240
    380,000   Citigroup Inc. .......................................       18,937,956        6,368,800
     35,000   Commerzbank AG .......................................          624,519        1,038,196
    110,000   Commerzbank AG, ADR ..................................        2,308,920        3,270,366
    154,000   Deutsche Bank AG .....................................        6,960,775       13,143,900
    140,000   Federal National Mortgage Association ................        4,670,109        2,731,400
     30,000   Fortress Investment Group LLC, Cl. A .................          479,824          369,600
     90,000   Freddie Mac ..........................................        2,826,681        1,476,000
    110,000   H&R Block Inc. .......................................        1,807,491        2,354,000
     24,000   Interactive Brokers Group Inc., Cl. A+ ...............          690,148          771,120
    200,000   Janus Capital Group Inc. .............................        4,953,709        5,294,000
     38,051   JPMorgan Chase & Co. .................................        1,059,576        1,305,530
     80,000   Legg Mason Inc. ......................................        6,443,104        3,485,600

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
     14,000   Lehman Brothers Holdings Inc. ........................   $      164,850   $      277,340
     75,000   Leucadia National Corp. ..............................          655,691        3,520,500
     50,000   Loews Corp. ..........................................        2,352,157        2,345,000
     12,000   M&T Bank Corp. .......................................          997,993          846,480
    180,000   Marsh & McLennan Companies Inc. ......................        5,377,792        4,779,000
     27,000   Merrill Lynch & Co. Inc. .............................        1,139,452          856,170
    170,000   NewAlliance Bancshares Inc. ..........................        2,487,566        2,121,600
     30,000   PNC Financial Services Group Inc. ....................        1,456,850        1,713,000
      2,500   Prudential Financial Inc. ............................           68,750          149,350
     97,000   SAFECO Corp. .........................................        6,501,242        6,514,520
      5,000   Seacoast Banking Corp. of Florida ....................           42,969           38,800
     85,000   State Street Corp. ...................................          661,975        5,439,150
     20,000   SunTrust Banks Inc. ..................................          424,879          724,400
     60,000   T. Rowe Price Group Inc. .............................        1,012,984        3,388,200
      2,000   The Allstate Corp. ...................................           73,509           91,180
    170,000   The Bank of New York Mellon Corp. ....................        5,902,236        6,431,100
     35,000   The Blackstone Group LP ..............................          762,248          637,350
      1,000   The Charles Schwab Corp. .............................           22,259           20,540
      4,500   The Goldman Sachs Group Inc. .........................          854,078          787,050
    155,000   The Phoenix Companies Inc. ...........................        2,266,603        1,179,550
     40,000   The Travelers Companies Inc. .........................        1,575,006        1,736,000
     19,000   Unitrin Inc. .........................................          498,464          523,830
      8,500   Value Line Inc. ......................................          136,515          282,625
     90,100   Wachovia Corp. .......................................        3,790,526        1,399,253
    215,000   Waddell & Reed Financial Inc., Cl. A .................        4,912,857        7,527,150
    675,000   Wells Fargo & Co. ....................................       20,736,643       16,031,250
                                                                       --------------   --------------
                                                                          141,432,737      166,045,046
                                                                       --------------   --------------
              FOOD AND BEVERAGE -- 13.0%
    345,000   Brown-Forman Corp., Cl. A ............................        8,021,206       26,226,900
     80,000   Cadbury plc, ADR .....................................        3,214,256        4,025,600
    135,000   Campbell Soup Co. ....................................        3,720,358        4,517,100
    220,000   China Mengniu Dairy Co. Ltd. .........................          712,093          623,553
     60,000   Coca-Cola Enterprises Inc. ...........................        1,176,706        1,038,000
     16,500   Coca-Cola Hellenic Bottling Co. SA, ADR ..............          268,442          446,655
    170,000   Constellation Brands Inc., Cl. A+ ....................        3,992,037        3,376,200
    330,000   Corn Products International Inc. .....................        4,032,439       16,206,300
    330,000   Davide Campari-Milano SpA ............................        3,297,097        2,758,919
     75,000   Dean Foods Co.+ ......................................        1,613,811        1,471,500

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    215,000   Del Monte Foods Co. ..................................   $    2,130,243   $    1,526,500
    318,000   Diageo plc, ADR ......................................       11,903,832       23,490,660
    100,000   Dr. Pepper Snapple Group Inc.+ .......................        2,267,654        2,098,000
     70,000   Farmer Brothers Co. ..................................          943,094        1,480,500
    320,000   Flowers Foods Inc. ...................................        1,413,791        9,068,800
     70,000   Fomento Economico Mexicano SAB de CV, ADR ............        2,335,118        3,185,700
    365,000   General Mills Inc. ...................................       12,840,535       22,181,050
    375,000   Groupe Danone ........................................       18,903,133       26,332,777
    145,000   Groupe Danone, ADR ...................................        1,504,329        2,037,816
  1,300,000   Grupo Bimbo SAB de CV, Cl. A .........................        2,681,540        8,559,017
    180,000   H.J. Heinz Co. .......................................        6,572,778        8,613,000
     10,000   Hain Celestial Group Inc.+ ...........................          141,134          234,800
     40,000   Heineken NV ..........................................        2,194,434        2,041,755
    250,000   ITO EN Ltd. ..........................................        5,990,393        3,936,526
     76,000   ITO EN Ltd., Preference ..............................        1,623,911          808,777
     95,000   Kellogg Co. ..........................................        2,540,500        4,561,900
     95,000   Kerry Group plc, Cl. A ...............................        1,122,284        2,823,905
    170,000   Kikkoman Corp. .......................................        2,055,582        2,076,470
    140,000   Kraft Foods Inc., Cl. A ..............................        4,211,871        3,983,000
     33,000   LVMH Moet Hennessy Louis Vuitton SA ..................        1,150,670        3,459,300
    100,000   Meiji Seika Kaisha Ltd. ..............................          505,816          426,614
    210,000   Morinaga Milk Industry Co. Ltd. ......................          769,502          545,840
     90,000   Nestle SA ............................................        1,868,526        4,066,761
    360,000   Nissin Food Products Co. Ltd. ........................       12,880,827       12,069,501
    850,000   PepsiAmericas Inc. ...................................       13,438,079       16,813,000
    320,000   PepsiCo Inc. .........................................        8,492,806       20,348,800
     80,000   Pernod-Ricard SA .....................................        8,307,031        8,218,661
    155,000   Ralcorp Holdings Inc.+ ...............................        2,450,803        7,663,200
     70,000   Remy Cointreau SA ....................................        4,626,642        3,827,660
    320,000   The Coca-Cola Co. ....................................       13,144,705       16,633,600
    100,000   The Hershey Co. ......................................        2,682,099        3,278,000
     20,000   The J.M. Smucker Co. .................................          547,733          812,800
    167,745   Tootsie Roll Industries Inc. .........................        2,005,293        4,215,432
    100,000   Tyson Foods Inc., Cl. A ..............................        1,558,489        1,494,000
    500,000   Wm. Wrigley Jr. Co. ..................................       25,643,812       38,890,000
     63,750   Wm. Wrigley Jr. Co., Cl. B ...........................        1,658,999        4,959,750
    420,000   YAKULT HONSHA Co. Ltd. ...............................       11,260,923       11,826,529
                                                                       --------------   --------------
                                                                          226,417,356      349,281,128
                                                                       --------------   --------------
              HEALTH CARE -- 3.4%
    135,000   Advanced Medical Optics Inc.+ ........................        3,992,539        2,529,900
     52,444   Allergan Inc. ........................................        2,458,117        2,729,710

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
     55,000   Alpharma Inc., Cl. A+ ................................   $    1,362,809   $    1,239,150
     44,000   Amgen Inc.+ ..........................................          203,194        2,075,040
    100,000   AngioDynamics Inc.+ ..................................        1,546,465        1,362,000
      3,000   Apria Healthcare Group Inc.+ .........................           60,118           58,170
      4,000   ArthroCare Corp.+ ....................................          133,290          163,240
     30,000   Baxter International Inc. ............................        1,794,110        1,918,200
      4,000   Becton Dickinson & Co. ...............................          343,620          325,200
     51,000   Biogen Idec Inc.+ ....................................          818,643        2,850,390
    120,000   Boston Scientific Corp.+ .............................        1,572,924        1,474,800
    150,000   Bristol-Myers Squibb Co. .............................        4,060,053        3,079,500
      1,000   Cephalon Inc.+ .......................................           65,289           66,690
     70,000   Chemed Corp. .........................................        1,121,991        2,562,700
     56,000   CONMED Corp.+ ........................................        1,210,759        1,486,800
     10,000   DENTSPLY International Inc. ..........................          190,509          368,000
     95,000   Eli Lilly & Co. ......................................        5,486,914        4,385,200
     40,000   Exactech Inc.+ .......................................          612,866        1,028,400
    160,000   Greatbatch Inc.+ .....................................        3,698,598        2,768,000
     40,000   Henry Schein Inc.+ ...................................        1,091,829        2,062,800
     20,000   Hospira Inc.+ ........................................          754,476          802,200
     20,000   IMS Health Inc. ......................................          526,733          466,000
     15,000   Inverness Medical Innovations Inc.+ ..................          255,011          497,550
     90,000   Invitrogen Corp.+ ....................................        2,307,565        3,533,400
    140,000   Johnson & Johnson ....................................        5,840,162        9,007,600
     10,000   Laboratory Corp. of America Holdings+ ................          746,669          696,300
    125,000   Medco Health Solutions Inc.+ .........................        2,120,609        5,900,000
    140,000   Merck & Co. Inc. .....................................        4,318,176        5,276,600
     10,000   Nobel Biocare Holding AG .............................          285,863          326,563
     15,000   Orthofix International NV+ ...........................          516,594          434,250
      4,000   OrthoLogic Corp.+ ....................................           13,880            4,000
    120,000   Pain Therapeutics Inc.+ ..............................          978,626          948,000
     50,000   Patterson Companies Inc.+ ............................        1,242,490        1,469,500
    670,000   Pfizer Inc. ..........................................       13,266,826       11,704,900
    130,000   Schering-Plough Corp. ................................        2,409,430        2,559,700
      2,000   Stryker Corp. ........................................           65,440          125,760
    230,000   Tenet Healthcare Corp.+ ..............................        1,270,580        1,278,800
     55,000   Thoratec Corp.+ ......................................          805,587          956,450
    205,000   UnitedHealth Group Inc. ..............................        9,748,618        5,381,250
     35,000   William Demant Holding A/S+ ..........................        1,644,239        2,305,451
      5,000   Wright Medical Group Inc.+ ...........................           92,660          142,050
     55,000   Wyeth ................................................        2,169,854        2,637,800
      4,000   Young Innovations Inc. ...............................          108,887           83,280
      5,000   Zimmer Holdings Inc.+ ................................          314,314          340,250
                                                                       --------------   --------------
                                                                           83,627,926       91,411,544
                                                                       --------------   --------------
              HOTELS AND GAMING -- 1.6%
      5,000   Accor SA .............................................          374,587          334,021
    115,000   Aruze Corp. ..........................................        3,690,468        3,411,499
     16,000   Churchill Downs Inc. .................................          629,526          557,920

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING (CONTINUED)
    340,000   Gaylord Entertainment Co.+ ...........................   $    9,356,448   $    8,146,400
     45,000   Home Inns & Hotels Management Inc., ADR+ .............        1,164,678          855,450
     22,000   Host Hotels & Resorts Inc. ...........................          449,790          300,300
    200,000   International Game Technology ........................        7,353,134        4,996,000
  1,582,576   Ladbrokes plc ........................................       15,136,688        8,093,343
     38,000   Las Vegas Sands Corp.+ ...............................        2,242,244        1,802,720
  4,070,000   Mandarin Oriental International Ltd. .................        8,211,381        7,081,800
    106,085   MGM Mirage+ ..........................................        5,555,537        3,595,221
     14,000   Orient-Express Hotels Ltd., Cl. A ....................          690,528          608,160
     92,200   Pinnacle Entertainment Inc.+ .........................        2,598,414          967,178
     90,000   Starwood Hotels & Resorts Worldwide Inc. .............        1,823,635        3,606,300
     20,000   Wyndham Worldwide Corp. ..............................          518,059          358,200
                                                                       --------------   --------------
                                                                           59,795,117       44,714,512
                                                                       --------------   --------------
              MACHINERY -- 3.2%
    160,000   Baldor Electric Co. ..................................        5,404,630        5,596,800
    140,000   Caterpillar Inc. .....................................          927,858       10,334,800
    420,000   CNH Global NV ........................................       18,229,231       14,267,400
    756,000   Deere & Co. ..........................................        6,205,077       54,530,280
                                                                       --------------   --------------
                                                                           30,766,796       84,729,280
                                                                       --------------   --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
    260,000   Cavalier Homes Inc.+ .................................          948,684          512,200
     32,000   Cavco Industries Inc.+ ...............................          605,460        1,047,360
    120,000   Champion Enterprises Inc.+ ...........................        1,081,570          702,000
     90,000   Coachmen Industries Inc.+ ............................          648,504          190,800
    110,000   Fleetwood Enterprises Inc.+ ..........................        1,252,012          288,200
     73,000   Huttig Building Products Inc.+ .......................          225,166          132,130
     24,000   Nobility Homes Inc. ..................................          507,596          382,800
     25,000   Palm Harbor Homes Inc.+ ..............................          401,517          138,250
     80,000   Skyline Corp. ........................................        3,054,493        1,880,000
                                                                       --------------   --------------
                                                                            8,725,002        5,273,740
                                                                       --------------   --------------
              METALS AND MINING -- 2.1%
     75,000   Alcoa Inc. ...........................................        2,433,826        2,671,500
    403,580   Barrick Gold Corp. ...................................        7,594,595       18,362,890
     12,525   Freeport-McMoRan Copper & Gold Inc. ..................          272,500        1,467,805
    100,000   Ivanhoe Mines Ltd.+ ..................................          775,931        1,091,000
      8,000   James River Coal Co.+ ................................           58,140          469,520
     50,000   Kinross Gold Corp. ...................................          359,224        1,180,500
     52,000   New Hope Corp. Ltd. ..................................           70,252          266,697
    560,000   Newmont Mining Corp. .................................       11,743,667       29,209,600
     30,000   Peabody Energy Corp. .................................        1,235,976        2,641,500
                                                                       --------------   --------------
                                                                           24,544,111       57,361,012
                                                                       --------------   --------------

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              PUBLISHING -- 3.7%
     40,000   AH Belo Corp., Cl. A .................................   $      712,607   $      228,000
    220,000   Belo Corp., Cl. A ....................................        3,161,479        1,608,200
  1,965,900   Il Sole 24 Ore .......................................       16,485,966       11,475,540
    220,000   Independent News & Media plc .........................          674,635          540,353
     70,000   Lee Enterprises Inc. .................................        1,262,177          279,300
     45,000   McClatchy Co., Cl. A .................................        1,085,389          305,100
    364,000   Media General Inc., Cl. A ............................       10,175,790        4,349,800
     80,000   Meredith Corp. .......................................        1,650,283        2,263,200
  3,600,000   News Corp., Cl. A ....................................       27,957,552       54,144,000
     24,000   News Corp., Cl. B ....................................          227,346          368,400
     90,000   PRIMEDIA Inc. ........................................        1,416,771          419,400
     20,300   Seat Pagine Gialle SpA+ ..............................           11,997            2,119
    230,000   The E.W. Scripps Co., Cl. A ..........................        7,543,008        9,554,200
    265,000   The McGraw-Hill Companies Inc. .......................        2,463,949       10,631,800
    132,000   The New York Times Co., Cl. A ........................        1,094,267        2,031,480
                                                                       --------------   --------------
                                                                           75,923,216       98,200,892
                                                                       --------------   --------------
              REAL ESTATE -- 0.5%
      2,000   Brookfield Asset Management Inc., Cl. A ..............           70,670           65,080
    103,000   Griffin Land & Nurseries Inc. ........................        1,479,146        3,162,100
     36,000   ProLogis .............................................          983,331        1,956,600
    257,000   The St. Joe Co. ......................................        1,964,571        8,820,240
                                                                       --------------   --------------
                                                                            4,497,718       14,004,020
                                                                       --------------   --------------
              RETAIL -- 1.8%
     14,000   Aaron Rents Inc. .....................................           45,200          312,620
     60,750   Aaron Rents Inc., Cl. A ..............................          287,231        1,216,215
    258,000   AutoNation Inc.+ .....................................        2,471,084        2,585,160
     20,000   AutoZone Inc.+ .......................................        1,681,602        2,420,200
    155,000   Coldwater Creek Inc.+ ................................        1,123,458          818,400
    110,000   Costco Wholesale Corp. ...............................        5,673,495        7,715,400
    250,000   CSK Auto Corp.+ ......................................        2,932,061        2,620,000
    170,000   CVS Caremark Corp. ...................................        6,429,681        6,726,900
    115,000   Macy's Inc. ..........................................        2,899,149        2,233,300
     50,000   Safeway Inc. .........................................        1,549,232        1,427,500
     40,000   SUPERVALU Inc. .......................................        1,155,671        1,235,600
    170,000   The Great Atlantic & Pacific Tea Co. Inc.+ ...........        5,240,643        3,879,400
    118,000   The Kroger Co. .......................................          693,975        3,406,660
     40,000   Wal-Mart Stores Inc. .................................        1,834,244        2,248,000
    140,000   Walgreen Co. .........................................        5,333,817        4,551,400
     70,000   Whole Foods Market Inc. ..............................        2,727,439        1,658,300
    180,000   Winn-Dixie Stores Inc.+ ..............................        3,014,571        2,883,600
                                                                       --------------   --------------
                                                                           45,092,553       47,938,655
                                                                       --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 1.6%
    400,000   Chemtura Corp. .......................................   $    3,859,492   $    2,336,000
    480,000   Ferro Corp. ..........................................        7,925,912        9,004,800
      2,000   FMC Corp. ............................................           64,790          154,880
    130,000   General Chemical Group Inc.+ .........................          502,184            3,900
    150,000   H.B. Fuller Co. ......................................        1,353,523        3,366,000
    220,000   Hercules Inc. ........................................        3,241,328        3,724,600
    180,000   International Flavors & Fragrances Inc. ..............        7,255,378        7,030,800
    100,000   Material Sciences Corp.+ .............................          934,840          810,000
    648,000   Omnova Solutions Inc.+ ...............................        2,046,412        1,801,440
     80,000   Rohm & Haas Co. ......................................        3,945,190        3,715,200
    345,000   Sensient Technologies Corp. ..........................        6,722,455        9,715,200
     12,000   Tronox Inc., Cl. B ...................................          136,764           36,240
     70,000   Zep Inc. .............................................          732,324        1,041,600
                                                                       --------------   --------------
                                                                           38,720,592       42,740,660
                                                                       --------------   --------------
              TELECOMMUNICATIONS -- 4.6%
    150,000   AT&T Inc. ............................................        3,658,467        5,053,500
     14,000   Brasil Telecom Participacoes SA, ADR .................          810,959        1,027,180
    200,000   BT Group plc .........................................          753,355          796,335
     15,000   BT Group plc, ADR ....................................          475,132          595,950
     64,000   CenturyTel Inc. ......................................          918,720        2,277,760
    710,000   Cincinnati Bell Inc.+ ................................        3,976,354        2,825,800
    190,000   Citizens Communications Co. ..........................        2,789,200        2,154,600
     25,000   Clearwire Corp., Cl. A+ ..............................          425,540          324,000
    350,000   Deutsche Telekom AG, ADR .............................        6,327,169        5,729,500
     40,000   Embarq Corp. .........................................        1,044,656        1,890,800
      4,480   FairPoint Communications Inc. ........................           37,986           32,301
     35,000   France Telecom SA, ADR ...............................          683,990        1,037,050
  1,625,000   Qwest Communications International Inc. ..............        4,860,819        6,386,250
  1,150,000   Sprint Nextel Corp. ..................................       16,358,549       10,925,000
     75,403   Tele Norte Leste Participacoes SA, ADR ...............        1,001,480        1,878,289
  4,200,935   Telecom Italia SpA ...................................        2,397,072        8,466,160
    250,000   Telecom Italia SpA, ADR ..............................        1,722,897        4,990,000
     94,000   Telefonica SA, ADR ...................................        3,341,710        7,480,520
     10,400   Telefonica SA, BDR ...................................          119,280          287,069
     40,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ............          101,330          947,200
    590,000   Telephone & Data Systems Inc. ........................       12,260,483       27,889,300
    495,000   Telephone & Data Systems Inc., Special ...............        9,961,936       21,829,500
     40,000   Telmex Internacional SAB de CV, ADR+ .................           70,416          644,000

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
     25,000   tw telecom inc.+ .....................................   $      456,239   $      400,750
    237,584   Verizon Communications Inc. ..........................        7,559,264        8,410,473
     35,000   Windstream Corp. .....................................          249,129          431,900
                                                                       --------------   --------------
                                                                           82,362,132      124,711,187
                                                                       --------------   --------------
              TRANSPORTATION -- 0.5%
     85,000   AMR Corp.+ ...........................................        1,245,603          435,200
    280,000   GATX Corp. ...........................................        6,764,603       12,412,400
     63,000   Grupo TMM SA, Cl. A, ADR+ ............................          411,039          117,810
      4,000   Kansas City Southern+ ................................            7,317          175,960
     20,000   Providence and Worcester Railroad Co. ................          332,439          401,500
                                                                       --------------   --------------
                                                                            8,761,001       13,542,870
                                                                       --------------   --------------
              WIRELESS COMMUNICATIONS -- 0.8%
     95,000   America Movil SAB de CV, Cl. L, ADR ..................          593,308        5,011,250
      3,200   NTT DoCoMo Inc. ......................................        4,601,636        4,701,229
     72,000   Price Communications Corp., Escrow+ (b) ..............                0                0
      1,350   Tele Norte Celular Participacoes SA, ADR .............           20,857           26,190
      2,056   Telemig Celular Participacoes SA, ADR ................           59,419          122,332
     13,001   Tim Participacoes SA, ADR ............................          157,722          369,618
    182,700   United States Cellular Corp.+ ........................        8,836,302       10,331,685
        192   Vivo Participacoes SA+ ...............................              670            1,304
     67,505   Vivo Participacoes SA, ADR+ ..........................          648,113          429,332
      4,174   Vivo Participacoes SA, Preference+ ...................           66,001           26,558
      4,375   Vodafone Group plc, ADR ..............................           43,962          128,888
                                                                       --------------   --------------
                                                                           15,027,990       21,148,386
                                                                       --------------   --------------
              TOTAL COMMON STOCKS ..................................    1,505,424,785    2,602,991,567
                                                                       --------------   --------------

PRINCIPAL
AMOUNT
---------
              CONVERTIBLE CORPORATE BONDS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
$ 1,000,000   Standard Motor Products Inc., Sub. Deb. Cv.,
              6.750%, 07/15/09 .....................................          977,158          957,500
                                                                       --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000   Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 .....................................        1,948,410        2,040,000
                                                                       --------------   --------------
              TOTAL CONVERTIBLE CORPORATE BONDS ....................        2,925,568        2,997,500
                                                                       --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                            MARKET
SHARES                                                                      COST             VALUE
------                                                                 --------------   --------------
              WARRANTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     14,728   Federal-Mogul Corp., expire 12/27/14+ ................   $      411,720   $       20,619
                                                                       --------------   --------------
              BROADCASTING -- 0.0%
      2,109   Granite Broadcasting Corp.,
              Ser. A, expire 06/04/12+ .............................                0              106
      2,109   Granite Broadcasting Corp.,
              Ser. B, expire 06/04/12+ .............................                0              527
                                                                       --------------   --------------
                                                                                    0              633
                                                                       --------------   --------------
              ENERGY AND UTILITIES -- 0.0%
     11,313   Mirant Corp., Ser. A, expire 01/03/11+ ...............          149,058          202,842
                                                                       --------------   --------------
              HOTELS AND GAMING -- 0.0%
    200,000   Indian Hotels Co., expire 12/27/10+ ..................          646,829          359,540
                                                                       --------------   --------------
              TOTAL WARRANTS .......................................        1,207,607          583,634
                                                                       --------------   --------------

PRINCIPAL
AMOUNT
---------
              U.S. GOVERNMENT OBLIGATIONS -- 3.5%
$93,057,000   U.S. Treasury Bills,
                 1.132% to 1.895%++,
                 07/03/08 to 10/16/08 ..............................       92,855,089       92,813,479
                                                                       --------------   --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ....................       92,855,089       92,813,479
                                                                       --------------   --------------
              TOTAL INVESTMENTS -- 100.5% ..........................   $1,602,413,049    2,699,386,180
                                                                       ==============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.5)% .........                       (13,484,439)
                                                                                        --------------
              NET ASSETS -- 100.0% .................................                    $2,685,901,741
                                                                                        ==============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $14,921,173 or 0.56% of net assets.

(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $258,481 or 0.01% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

BDR  Brazilian Depositary Receipt

CVO  Contingent Value Obligation

GDR  Global Depositary Receipt

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $ 1,602,413,049) ...........   $2,699,386,180
   Foreign currency, at value (cost $ 206,747) ............          206,382
   Cash ...................................................           11,105
   Receivable for investments sold ........................          778,244
   Receivable for Fund shares sold ........................        2,434,815
   Dividends and interest receivable ......................        2,893,097
   Prepaid expense ........................................           96,675
   Unrealized appreciation on swap contracts ..............           25,901
                                                              --------------
   TOTAL ASSETS ...........................................    2,705,832,399
                                                              --------------
LIABILITIES:
   Payable for investments purchased ......................       13,507,918
   Payable for Fund shares redeemed .......................        2,966,831
   Unrealized depreciation on swap contracts ..............           28,042
   Payable for investment advisory fees ...................        2,314,019
   Payable for distribution fees ..........................          583,300
   Payable for accounting fees ............................            3,626
   Payable for trustees' fees .............................              338
   Other accrued expenses .................................          526,584
                                                              --------------
   TOTAL LIABILITIES ......................................       19,930,658
                                                              --------------
   NET ASSETS applicable to 60,567,948
      shares outstanding ..................................   $2,685,901,741
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital ........................................   $1,541,648,604
   Accumulated net investment income ......................        6,967,935
   Accumulated net realized gain on investments
      and foreign currency transactions ...................       40,316,180
   Net unrealized appreciation on investments .............    1,096,973,131
   Net unrealized depreciation on foreign
      currency translations ...............................           (1,968)
   Net unrealized depreciation on swap contracts ..........           (2,141)
                                                              --------------
   NET ASSETS .............................................   $2,685,901,741
                                                              ==============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering and redemption price per
      share ($2,658,101,728 / 59,934,456 shares
      outstanding; unlimited number of share authorized) ..   $        44.35
                                                              ==============
   CLASS A:
   Net Asset Value and redemption price per share
      ($15,553,900 / 352,269 shares outstanding;
      unlimited number of shares authorized) ..............   $        44.15
                                                              ==============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ..............................   $        46.84
                                                              ==============
   CLASS B:
   Net Asset Value and offering price per share
      ($1,426 / 32.956 shares outstanding; unlimited
      number of shares authorized) ........................   $        43.27(a)
                                                              ==============
   CLASS C:
   Net Asset Value and offering price per share
      ($8,570,284 / 198,446 shares outstanding;
      unlimited number of shares authorized) ..............   $        43.19(a)
                                                              ==============
   CLASS I:
   Net Asset Value, offering and redemption price per
      share ($3,674,403 / 82,744 shares outstanding;
      unlimited number of share authorized) ...............   $        44.41
                                                              ==============

----------
(a)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $ 1,083,543)            $   24,973,470
   Interest ...............................................        1,151,056
                                                              --------------
   TOTAL INVESTMENT INCOME ................................       26,124,526
                                                              --------------
EXPENSES:
   Investment advisory fees ...............................       13,954,984
   Distribution fees - Class AAA ..........................        3,457,775
   Distribution fees - Class A ............................           17,392
   Distribution fees - Class B ............................                7
   Distribution fees - Class C ............................           41,465
   Shareholder services fees ..............................          874,034
   Shareholder communications expenses ....................          231,961
   Custodian fees .........................................          201,547
   Legal and audit fees ...................................           58,135
   Registration expenses ..................................           36,907
   Trustees' fees .........................................           26,713
   Accounting fees ........................................           22,500
   Miscellaneous expenses .................................          117,100
                                                              --------------
   TOTAL EXPENSES .........................................       19,040,520
   Less: Custodian fee credits ............................           (5,960)
                                                              --------------
   NET EXPENSES ...........................................       19,034,560
                                                              --------------
   NET INVESTMENT INCOME ..................................        7,089,966
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized gain on investments .......................       45,599,379
   Net realized loss on swap contracts ....................         (250,505)
   Net realized loss on foreign currency
      transactions ........................................          (43,474)
                                                              --------------
   Net realized gain on investments, swap contracts,
      and foreign currency transactions ...................       45,305,400
                                                              --------------
   Net change in unrealized appreciation/
      depreciation on investments .........................     (380,044,172)
   Net change in unrealized appreciation/
      depreciation on swap contracts ......................             (874)
   Net change in unrealized appreciation/
      depreciation on foreign currency translations .......           (5,168)
                                                              --------------
   Net change in unrealized appreciation/
      depreciation on investments, swap contracts,
      and foreign currency translations ...................     (380,050,214)
                                                              --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      ON INVESTMENTS, SWAP CONTRACTS, AND
      FOREIGN CURRENCY ....................................     (334,744,814)
                                                              --------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................   $ (327,654,848)
                                                              ==============

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2008        YEAR ENDED
                                                            (UNAUDITED)     DECEMBER 31, 2007
                                                         ----------------   -----------------
OPERATIONS:
   Net investment income .............................    $    7,089,966     $     8,713,664
   Net realized gain on investments, swap
      contracts, and foreign currency transactions ...        45,305,400         172,857,469
   Net change in unrealized appreciation/depreciation
      on investments, swap contracts, and foreign
      currency translations ..........................      (380,050,214)        125,889,737
                                                          --------------     ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ................................      (327,654,848)        307,460,870
                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ......................................                --          (8,561,538)
      Class A ........................................                --             (42,720)
                                                          --------------     ---------------
                                                                      --          (8,604,258)
                                                          --------------     ---------------
   Net realized gain on investments and foreign
      currency transactions
      Class AAA ......................................                --        (169,880,744)
      Class A ........................................                --            (708,973)
      Class B ........................................                --                 (94)
      Class C ........................................                --            (471,343)
                                                          --------------     ---------------
                                                                      --        (171,061,154)
                                                          --------------     ---------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............                --        (179,665,412)
                                                          --------------     ---------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
      Class AAA ......................................        29,416,613         309,490,566
      Class A ........................................         4,640,224           7,687,239
      Class B ........................................                --                  94
      Class C ........................................         1,479,524           4,805,662
      Class I ........................................         3,951,849                  --
                                                          --------------     ---------------
   Net increase in net assets from shares of
      beneficial interest transactions ...............        39,488,210         321,983,561
                                                          --------------     ---------------
   REDEMPTION FEES ...................................            25,666              21,167
                                                          --------------     ---------------
   NET INCREASE (DECREASE) IN NET ASSETS .............      (288,140,972)        449,800,186
NET ASSETS:
   Beginning of period ...............................     2,974,042,713       2,524,242,527
                                                          --------------     ---------------
   End of period (including undistributed net
      investment income of $6,967,935 and
         $0, respectively) ...........................    $2,685,901,741     $ 2,974,042,713
                                                          ==============     ===============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:


                          INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                        -------------------------------------  ------------------------------------
                                        Net
             Net Asset      Net     Realized and     Total                     Net
   Period      Value,   Investment   Unrealized      from         Net       Realized
   Ended     Beginning    Income    Gain (Loss)on  Investment  Investment    Gain on        Total
December 31  of Period   (Loss)(a)   Investments   Operations    Income    Investments  Distributions
-----------  ---------  ----------  -------------  ----------  ----------  -----------  -------------
CLASS AAA
   2008 (b)   $ 49.81     $ 0.12       $(5.58)      $ (5.46)         --         --              --
   2007         47.38       0.16         5.46          5.62      $(0.15)     $(3.04)       $ (3.19)
   2006         41.13       0.30         8.70          9.00       (0.31)      (2.44)         (2.75)
   2005         41.45       0.12         1.73          1.85       (0.12)      (2.05)         (2.17)
   2004         36.26       0.02         5.96          5.98       (0.03)      (0.76)         (0.79)
   2003         28.25       0.04         8.60          8.64       (0.03)      (0.60)         (0.63)

CLASS A
   2008 (b)   $ 49.59     $ 0.13       $(5.57)      $ (5.44)         --          --              --
   2007         47.21       0.16         5.44          5.60      $(0.18)     $(3.04)       $ (3.22)
   2006         41.01       0.32         8.66          8.98       (0.34)      (2.44)         (2.78)
   2005         41.39       0.10         1.74          1.84       (0.17)      (2.05)         (2.22)
   2004 (e)     36.26       0.03         5.94          5.97       (0.08)      (0.76)         (0.84)

CLASS B
   2008 (b)   $ 48.80     $(0.06)      $(5.47)      $ (5.53)         --          --              --
   2007         46.72      (0.26)        5.38          5.12          --      $(3.04)       $ (3.04)
   2006         40.64       0.18         8.34          8.52          --       (2.44)         (2.44)
   2005         41.16      (0.17)        1.70          1.53          --       (2.05)         (2.05)
   2004 (e)     36.26      (0.25)        5.91          5.66          --       (0.76)         (0.76)

CLASS C
   2008 (b)   $ 48.68     $(0.05)      $(5.44)      $ (5.49)         --          --              --
   2007         46.58      (0.24)        5.38          5.14          --      $(3.04)       $ (3.04)
   2006         40.54      (0.03)        8.54          8.51      $(0.03)      (2.44)         (2.47)
   2005         41.14      (0.20)        1.71          1.51       (0.06)      (2.05)         (2.11)
   2004 (e)     36.26      (0.26)        5.92          5.66       (0.02)      (0.76)         (0.78)

CLASS I
   2008 (f)   $ 47.26     $ 0.18      $(3.03)       $ (2.85)         --         --               --

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
                                                                  DATA
                                              ---------------------------------------------
                         Net Asset            Net Assets     Net
   Period                 Value,                End of    Investment             Portfolio
   Ended     Redemption    End of     Total     Period      Income    Operating   Turnover
December 31    Fees(a)     Period   Return+   (in 000's)    (Loss)     Expenses    Rate++
-----------  ----------  ---------  -------   ----------  ----------  ---------  ---------
CLASS AAA
   2008 (b)   $0.00(c)   $ 44.35     (11.0)%  $2,658,102   0.51%(d)    1.36%(d)      6%
   2007        0.00(c)     49.81      11.8     2,953,454   0.31        1.36          9
   2006        0.00(c)     47.38      21.8     2,516,088   0.67        1.36          7
   2005        0.00(c)     41.13       4.4     2,246,439   0.29        1.37          6
   2004        0.00(c)     41.45      16.5     2,216,050   0.06        1.38          7
   2003           --       36.26      30.6     1,958,431   0.11        1.38          7

CLASS A
   2008 (b)   $ 0.00(c)  $ 44.15     (11.0)%  $   15,554   0.56%(d)    1.36%(d)      6%
   2007         0.00(c)    49.59      11.8        12,497   0.30        1.36          9
   2006         0.00(c)    47.21      21.9         4,806   0.71        1.35          7
   2005         0.00(c)    41.01      4.4          1,991   0.23        1.38          6
   2004 (e)     0.00(c)    41.39      16.5           351   0.07        1.40          7

CLASS B
   2008 (b)   $0.00(c)   $ 43.27    (11.3)%   $        2  (0.28)%(d)   2.11%(d)      6%
   2007        0.00(c)     48.80      10.9             2  (0.52)       2.11          9
   2006        0.00(c)     46.72      20.9             1   0.41        2.11          7
   2005        0.00(c)     40.64       3.7             1  (0.41)       2.02          6
   2004 (e)    0.00(c)     41.16      15.6             1  (0.67)       2.07          7

CLASS C
   2008 (b)   $0.00(c)   $ 43.19     (11.3)%  $    8,570  (0.22)%(d)   2.11%(d)      6%
   2007        0.00(c)     48.68      11.0         8,090  (0.47)       2.11          9
   2006        0.00(c)     46.58      20.9         3,348  (0.07)       2.11          7
   2005        0.00(c)     40.54       3.6         2,261  (0.49)       2.13          6
   2004 (e)    0.00(c)     41.14      15.6           349  (0.68)       2.15          7

CLASS I
   2008 (f)   $0.00(c)   $ 44.41     (10.8)%  $    3,674   0.84%(d)    1.11%(d)      6%

---------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal year ended December 31, 2005 would have been 8.98%. The portfolio turnover rate for the fiscal years ended 2007, 2006, 2004, and 2003 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  For the six month period ended June 30, 2008, unaudited.

(c)  Amount represents less than $0.005 per share.

(d)  Annualized.

(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.

(f) From the commencement of offering Class I Shares on January 11, 2008 through June 30, 2008, unaudited.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:


                                               INVESTMENTS IN      OTHER FINANCIAL
                                                 SECURITIES    INSTRUMENTS (UNREALIZED
VALUATION INPUTS                               (MARKET VALUE)       DEPRECIATION)*
---------------------------------------------  --------------  -----------------------
Level 1 - Quoted Prices                        $2,604,274,020               --
Level 2 - Other Significant Observable Inputs      94,853,679          $(2,141)
Level 3 - Significant Unobservable Inputs             258,481               --
                                               --------------          -------
TOTAL                                          $2,699,386,180          $(2,141)
                                               ==============          =======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
                                                --------------
BALANCE AS OF 12/31/07                             $258,482
Accrued discounts/premiums                               --
Realized gain (loss)                                     --
Change in unrealized appreciation/depreciation           (1)
Net purchases (sales)                                    --
Transfers in and/or out of Level 3                       --
                                                   --------
BALANCE AS OF 6/30/08                              $258,481
                                                   ========

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap is where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at June 30, 2008 are as follows:

                                                                                             NET UNREALIZED
        NOTIONAL            EQUITY SECURITY            INTEREST RATE/           TERMINATION   APPRECIATION/
         AMOUNT                 RECEIVED            EQUITY SECURITY PAID           DATE      (DEPRECIATION)
-------------------------  -----------------  --------------------------------  -----------  --------------
                              Market Value    Overnight LIBOR plus 40 bps plus
                            Appreciation on:    Market Value Depreciation on:
$367,808 (50,000 Shares)   Rolls-Royce Group           Rolls-Royce Group          08/15/08      $ 25,901
 302,294 (200,000 Shares)    Rank Group plc             Rank Group plc            11/17/08       (28,042)
                                                                                                --------
                                                                                                $ (2,141)
                                                                                                ========

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ...   $ 12,547,077
Net long-term capital gains ..................    167,118,335
                                                 ------------
Total distributions paid .....................   $179,665,412
                                                 ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                          GROSS           GROSS       NET UNREALIZED
                                       UNREALIZED       UNREALIZED     APPRECIATION/
                         COST         APPRECIATION     DEPRECIATION   (DEPRECIATION)
                    --------------   --------------   -------------   --------------
Investments .....   $1,609,567,935   $1,251,432,298   $(161,614,053)  $1,089,818,245
Swap contracts...               --           25,901         (28,042)          (2,141)
                    --------------   --------------   -------------   --------------
                    $1,609,567,935   $1,251,458,199   $(161,642,095)  $1,089,816,104
                    ==============   ==============   =============   ==============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee as well as the Lead Trustee, receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $191,922,705 and $150,420,971, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $1,783,936 and $26,763,000, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $217,971 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $22,539 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2008, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit within the six months ended June 30, 2008, was $1,484 with a weighted average interest rate of 3.81%. The maximum amount borrowed at any time during the six months ended June 30, 2008 was $270,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and fiscal year ended December 31, 2007 amounted to $25,666 and $21,167, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                             JUNE 30, 2008                  YEAR ENDED
                                                              (UNAUDITED)                DECEMBER 31, 2007
                                                      ---------------------------   --------------------------
                                                         SHARES         AMOUNT        SHARES         AMOUNT
                                                      -----------   -------------   ----------   -------------
                                                               CLASS AAA                     CLASS AAA
                                                      ---------------------------   --------------------------
Shares sold .......................................     5,412,381   $ 251,311,501   10,018,775   $ 514,184,963
Shares issued upon reinvestment of distributions...            --             --     3,400,747     169,969,027
Shares redeemed ...................................    (4,771,870)   (221,894,888)  (7,231,506)   (374,663,424)
                                                      -----------   -------------   ----------   -------------
   Net increase ...................................       640,511   $  29,416,613    6,188,016   $ 309,490,566
                                                      ===========   =============   ==========   =============

                                                                CLASS A                       CLASS A
                                                      ---------------------------   --------------------------
Shares sold .......................................       137,753   $   6,370,085      171,292   $   8,808,825
Shares issued upon reinvestment of distributions...            --             --        14,283         710,716
Shares redeemed ...................................       (37,502)     (1,729,861)     (35,361)     (1,832,302)
                                                      -----------   -------------   ----------   -------------
   Net increase ...................................       100,251   $   4,640,224      150,214   $   7,687,239
                                                      ===========   =============   ==========   =============

                                                                CLASS B                       CLASS B
                                                      ---------------------------   --------------------------
Shares issued upon reinvestment of distributions...            --              --            2   $          94
                                                      -----------   -------------   ----------   -------------
   Net increase ...................................            --              --            2   $          94
                                                      ===========   =============   ==========   =============

                                                                CLASS C                       CLASS C
                                                      ---------------------------   --------------------------
Shares sold .......................................        47,620   $   2,174,872       98,259   $   5,011,883
Shares issued upon reinvestment of distributions...            --              --        9,491         463,736
Shares redeemed ...................................       (15,355)       (695,348)     (13,440)       (669,957)
                                                      -----------   -------------   ----------   -------------
   Net increase ...................................        32,265   $   1,479,524       94,310   $   4,805,662
                                                      ===========   =============   ==========   =============

                                                                CLASS I*
                                                      ---------------------------
Shares sold .......................................        89,136   $   4,244,339
Shares redeemed ...................................        (6,392)       (292,490)
                                                      -----------   -------------
   Net increase ...................................        82,744   $   3,951,849
                                                      ===========   =============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                             THE GABELLI ASSET FUND

           BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY
                              AGREEMENT (UNAUDITED)

At its meeting on February 27, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund's performance was in the top quartile of the funds in its category for the one, three, and five year periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund, and the Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios and the Fund's size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                      BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

James P. Conn
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q208SR

                                    (GRAPHIC)

THE GABELLI ASSET FUND

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer

Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.